Annual Fund Operating Expenses - Thrivent Mid Cap Stock Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.63%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.66%